Transactions With Affiliates - Summary Table (details) (USD $) In Thousands, unless otherwise specified	3 Months Ended													12 Months Ended
	Dec. 31, 2012		Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2012 Affiliated Entity Member		Dec. 31, 2011 Affiliated Entity Member		Dec. 31, 2010 Affiliated Entity Member		Dec. 31, 2012 Affiliated Entity Member Chipeta Processing Limited Liability Company [Member]	Jul. 31, 2009 Affiliated Entity Member Chipeta Processing Limited Liability Company [Member]
Related Party Transaction Line Items
Revenues														$ 910,587	[1]	$ 869,405	[1]	$ 663,274	[1]	$ 704,137	[1],[2]	$ 658,680	[1],[2]	$ 571,628	[1],[2]
Cost of product														336,079	[1],[3]	327,371	[1],[3]	246,476	[1],[3]	145,250	[2]	83,722	[2]	95,667	[2]
Operation and maintenance														140,106	[1],[3]	126,464	[1],[3]	103,887	[1],[3]	51,237	[4]	51,339	[4]	46,379	[4]
General and administrative														99,212	[1],[3]	40,564	[1],[3]	29,970	[1],[3]	92,847	[5]	33,305	[5]	24,137	[5]
Operating expenses														715,693	[1]	624,111	[1]	485,735	[1]	289,334		168,366		166,183
Interest income, net														16,900	[1],[6]	24,106	[1],[6]	20,243	[1],[6]
Interest expense														42,060	[1],[7]	30,345	[1],[7]	18,794	[1],[7]	2,766	[8]	4,935	[8]	6,924	[8]
Distributions to unitholders	65,657	[9]	56,346	52,425	46,053	43,027	40,323	36,063	33,168	30,564	26,381	24,378	22,042							98,280	[10]	68,039	[10]	52,337	[10]
Contributions from noncontrolling interest owners														29,108		33,637		2,053		12,588	[11]	16,476	[11]	2,019	[11]
Distributions to noncontrolling interest owners														$ 17,303		$ 17,478		$ 13,222		$ 6,528	[11]	$ 9,437	[11]	$ 6,476	[11]
Table Text Block Supplement Abstract
Ownership interest by noncontrolling owners																										24.00%	24.00%

[1]	Financial information has been recast to include the financial position and results attributable to the Non-Operated Marcellus Interest. See Note 2.
[2]	Represents amounts recognized under gathering, treating or processing agreements, and purchase and sale agreements.
[3]	Cost of product includes product purchases from Anadarko (as defined in Note 1) of $145.3 million, $83.7 million and $95.7 million for the years ended December 31, 2012, 2011 and 2010, respectively. Operation and maintenance includes charges from Anadarko of $51.2 million, $51.3 million and $46.4 million for the years ended December 31, 2012, 2011 and 2010, respectively. General and administrative includes charges from Anadarko of $92.8 million, $33.3 million and $24.1 million for the years ended December 31, 2012, 2011 and 2010, respectively. See Note 5.
[4]	Represents expenses incurred during periods including and subsequent to the date of the acquisition of the Partnership assets, as well as expenses incurred by Anadarko on a historical basis related to the Partnership assets prior to the acquisition of such assets by the Partnership.
[5]	Represents general and administrative expense incurred during periods including and subsequent to the date of the Partnership’s acquisition of the Partnership assets, as well as a management services fee for reimbursement of expenses incurred by Anadarko for periods prior to the acquisition of the Partnership assets by the Partnership. These amounts include equity-based compensation expense allocated to the Partnership by Anadarko (see Anadarko Incentive Plans and Incentive Plan within this Note 5).
[6]	Represents interest income recognized on the note receivable from Anadarko. This line item also includes interest income, net on affiliate balances related to the MGR assets, Bison assets, White Cliffs investment and Wattenberg assets for periods prior to the acquisition of such assets. Beginning December 7, 2011, Anadarko discontinued charging interest on intercompany balances. The outstanding affiliate balances on the aforementioned assets prior to their acquisition were entirely settled through an adjustment to net investment by Anadarko.
[7]	Includes affiliate (as defined in Note 1) interest expense of $2.8 million, $4.9 million and $6.9 million for the years ended December 31, 2012, 2011 and 2010, respectively. See Note 10.
[8]	Represents interest expense recognized on the note payable to Anadarko (see Note 10) and interest imputed on the reimbursement payable to Anadarko for certain expenditures Anadarko incurred in 2011 related to the construction of the Brasada and Lancaster plants. During 2012, the Partnership repaid the note payable to Anadarko and the reimbursement payable to Anadarko related to the construction of the Brasada and Lancaster plants. See Note receivable from and amounts payable to Anadarko within this Note 5.
[9]	On January 21, 2013, the board of directors of the Partnership’s general partner declared a cash distribution to the Partnership’s unitholders of $0.52 per unit, or $65.7 million in aggregate, including incentive distributions. The cash distribution was paid on February 12, 2013, to unitholders of record at the close of business on February 1, 2013.
[10]	Represents distributions paid under the partnership agreement.
[11]	As described in Note 1 and Note 2, the Partnership acquired Anadarko’s then remaining 24% membership interest in Chipeta on August 1, 2012, and accounted for the acquisition on a prospective basis. As such, contributions from noncontrolling interest owners and distributions to noncontrolling interest owners subsequent to the acquisition date no longer reflect contributions from or distributions to Anadarko.